WARRANTS (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified		0 Months Ended
	Dec. 31, 2013	Aug. 18, 2011 Vicis' Amended Warrants Warrants classified as liabilities	Oct. 27, 2011 Shoen's Amended Warrants Warrants classified as liabilities	Dec. 31, 2012 Vicis'/Shoen's Amended Warrants Warrants classified as liabilities	Dec. 31, 2011 Vicis'/Shoen's Amended Warrants Warrants classified as liabilities	Jan. 25, 2010 IPO Warrants Warrants classified as equity	Jul. 19, 2011 Underwriter's Warrants	Jan. 25, 2010 Underwriter's Warrants Warrants classified as equity
Assumptions used in estimating the fair values of the outstanding warrants at commitment date
Average risk-free rate of return (as a percent)		0.24%	0.24%	0.14%	0.24%	2.40%		2.40%
Expected term/life		2 years 4 months 17 days	2 years 2 months 5 days	1 year	2 years	4 years 11 months 26 days		4 years 11 months 26 days
Volatility rate (as a percent)		52.52%	51.20%	88.40%	72.00%	66.00%		66.00%
Fair value of ordinary share (in dollars per share)		$ 0.14	$ 0.04	$ 0.57	$ 0.04	$ 4.93		$ 4.93
Estimated forfeiture rate (as a percent)		0.00%	0.00%	0.00%	0.00%	0.00%		0.00%
Additional disclosure
Shares that can be purchased by warrants outstanding (in shares)	19,440,000
Number of warrants with exercise price below the fair value of the ordinary shares	0
Aggregate intrinsic value of warrants	$ 0
Vesting period of warrants after the IPO							540 days